Earnings Per Share	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Earnings Per Share

5. Earnings per share

The Company computes earnings (loss) per share by applying the guidance stated in ASC 260, Earnings per Share, to determine the net income (loss) available per share of its common stock. Prior to the conversion of the shares of Company preferred stock to Company common stock as described in Note 4, “Reverse recapitalization of The W Group, private placement, reverse split and migratory merger”, earnings per share was calculated using the two-class method because the convertible preferred shares participated in any undistributed earnings with the common stockholders, specifically, on a one-to-one, as-if converted basis, without giving effect to the limitations on conversion of the preferred stock. Thus, under the two-class method, earnings allocated to preferred shares were based upon the proportion of the “as-if converted” preferred shares to the combined total of common shares, plus the “as-if converted” shares. Basic and diluted EPS under the two-class method were then calculated as earnings allocated to common shares divided by the weighted average of the actual common shares outstanding during the reporting period after giving effect to the adjustment for the Reverse Split.

Though the Company did not pay dividends prior to the Reverse Split, because the preferred stock granted the right to participate in undistributed earnings with Company common stock, it was considered a participating security, and the Company applied the two-class method to calculate per share amounts for distributed and undistributed earnings required under ASC 260-10-45, until all of the shares of preferred stock were converted into shares of Company common stock. Upon the effectiveness of the Reverse Split on August 26, 2011, all shares of the Company’s preferred stock automatically converted into shares of the Company’s common stock. Effective upon, and at all times since, the conversion of the Company preferred stock to Company common stock, the treasury stock method has been used to compute earnings (loss) per share.

Anti-dilutive potential common shares excluded from the diluted earnings per share computation

Diluted earnings per share, under the treasury stock method, is calculated by evaluating the dilutive effect of potential shares of the Company’s common stock issuable through the exercise of the Private Placement Warrants.

The purchase agreement for the Private Placement contains the following provision, which may be deemed to be a form of anti-dilution protection: if prior to the earlier of (a) the second anniversary of the date on which the registration statement for the shares of Company common stock underlying the preferred stock and the Private Placement Warrants becomes effective and (b) 180 days after the closing of a firm commitment public underwritten offering of equity securities resulting in gross proceeds of not less than $15.0 million, the Company issues equity securities in a public or private offering (or series of related offerings) resulting in gross proceeds to the Company of at least $5.0 million at or below an effective price per share of $12.00 (“Reset Price”), subject to further adjustment, the Company will have to issue to each investor in the Private Placement (1) additional shares of Company common stock so that after giving effect to such issuance, the effective price per share of its common stock acquired by such investors in the Private Placement will be equal to the Reset Price and (2) additional Private Placement Warrants covering a number of shares of Company common stock equal to 50% of the shares of its common stock issued pursuant to clause (1) above.

These provisions are not triggered based on the market price of Company common stock, but rather on the issuance by the Company of additional equity securities below an effective price per share of $12.00. The contingent issuance of additional common shares as a result of the anti-dilution provisions discussed above represents a market-based contingency that does not become a reality until the Company issues securities in the manner described above. The Company’s anti-dilutive potential common shares include 597,918 shares of common stock issuable upon exercise of the Private Placement Warrants, with an exercise price of $13.00 per share.

Computation of dilutive common shares

The Company utilizes the treasury stock method described in ASC 260-10-55 to determine the number of treasury shares assumed to be purchased from the proceeds of warrant exercises, with any residual shares representing the incremental common shares to be issued and included in diluted EPS. As of March 31, 2013, the Company’s Private Placement Warrants and stock appreciation rights (“SAR” as described in Note 12, “2012 Incentive compensation Plan”) were evaluated for their potentially dilutive effect.

Due to the loss reported in the unaudited condensed consolidated statements of operating results, any potentially issuable shares of Company common stock associated with the Private Placement Warrants and the SAR granted are not included in the dilutive EPS calculation for the three months ended March 31, 2013.

For the three months ended March 31, 2012, the Company’s Private Placement Warrants were evaluated for their potentially dilutive effect using the treasury stock method. Due to the Company’s limited trading volume during this period, the Company estimated the average fair value of its common shares using the estimated fair value derived in the periodic valuation of its Private Placement Warrants liability as of March 31, 2012. Based upon an average estimated fair value of $12.06 per share of the Company’s common stock for the three months ended March 31, 2012 and an exercise price of $13.00 per share, all of the potentially issuable shares of common stock were excluded from the diluted EPS calculation because these potential shares have an anti-dilutive effect under the treasury stock method.

During the three months ended March 31, 2013, a portion of the Private Placement Warrants was exercised, resulting in the issuance of 138,334 shares of the Company’s common stock.

The computations of basic and diluted (loss) earnings per share for the three months ended March 31, 2013, and 2012, respectively, are as follows:

	Three months ended March 31,
	2013	2012
Numerator:
Net (loss) income	$(2,927)	$1,150

Denominator:
Weighted average common shares outstanding-basic	9,100,111	9,064,537
Diluted effect of common share equivalents	—	—

Weighted average common shares outstanding-diluted	9,100,111	9,064,537

(Loss) earnings per share of common shares — basic and diluted
(Loss) earnings per share of common shares — basic	$(0.32)	$0.13

(Loss) earnings per share of common shares — diluted	$(0.32)	$0.13

4. Earnings per share

The Company computes earnings per share by applying the guidance stated in ASC 260, Earnings per Share, to determine the net income available per share of its common stock. Earnings per share (“EPS”) was calculated using the two-class method until the conversion of the shares of the Company’s preferred stock to Company common stock (as described above under Note 3, “Reverse recapitalization of The W Group, private placement, reverse split and migratory merger”), because the convertible preferred shares participated in any undistributed earnings with the common stockholders, specifically, on a one-to-one, as-if converted basis (without giving effect to the limitations on conversion of the preferred stock). Thus, under the two-class method, earnings allocated to preferred shares were based upon the proportion of the “as-if converted” preferred shares to the combined total of common shares, plus the “as-if converted” shares. Basic and diluted EPS under the two-class method were then calculated by dividing these earnings allocated to common shares by the weighted average of the actual common shares outstanding during the reporting period, after giving effect to the adjustment for the Reverse Split.

Though the Company did not pay dividends prior to the Reverse Split, because the preferred stock granted the right to participate in undistributed earnings with Company common stock, it was considered a participating security, and the Company applied the two-class method to calculate per share amounts for distributed and undistributed earnings required under ASC 260-10-45, until all of the shares of preferred stock were converted into shares of Company common stock. Upon the effectiveness of the Reverse Split on August 26, 2011, all shares of the Company’s preferred stock automatically converted into shares of the Company’s common stock. Effective upon, and at all times since, the conversion of the Company preferred stock to Company common stock, the treasury stock method has been used to compute earnings per share.

Computation of undistributed earnings and allocation of undistributed earnings to participating securities

The undistributed earnings were allocable to the participating securities (i.e., common shares and the convertible preferred shares) on a pro rata basis under the two-class method until August 26, 2011, the effective date of the Migratory Merger, through which the Reverse Split was consummated (including the automatic conversion of preferred stock effected thereby). Through August 26, 2011, the allocation of undistributed earnings to each class of participating stock was based upon the proportionate ratio of average outstanding shares of each class of stock to the total average shares outstanding as adjusted for the Reverse Split, on an as-if converted basis. Upon the effectiveness of the Migratory Merger, each of the preferred shares was automatically converted into a number of shares of common stock of the surviving entity in the Migratory Merger, equal to one-thousand dollars divided by $12.00, the per share conversion price for the preferred stock, as adjusted for the Reverse Split, and thereafter, no PSI preferred shares existed. Accordingly, all undistributed earnings were allocated to shares of common stock after conversion of the shares of preferred stock into shares of common stock on August 26, 2011.

Anti-dilutive potential common shares excluded from the diluted earnings per share computation

Diluted earnings per share, under both the two-class method and the treasury stock method, is calculated by evaluating the dilutive effect of potential shares of the Company’s common stock issuable through the exercise for Company common stock of the Private Placement Warrants and, prior to its exercise, the Roth Warrant. The PSI preferred stock was subject to full-ratchet anti-dilution whereby, upon the issuance (or deemed issuance) of shares of PSI common stock at a price below the then-current conversion price of the PSI preferred stock, subject to specified exceptions, the conversion price of the PSI preferred stock would have been reduced to the effective price of PSI common stock so issued (or deemed to be issued).

The purchase agreement for the Private Placement contains the following provision, which may be deemed to be a form of anti-dilution protection: if prior to the earlier of (a) the second anniversary of the date on which the registration statement for the shares of Company common stock underlying the preferred stock and the Private Placement Warrants becomes effective and (b) 180 days after the closing of a firm commitment public underwritten offering of equity securities resulting in gross proceeds of not less than $15.0 million, the Company issues equity securities in a public or private offering (or series of related offerings) resulting in gross proceeds to the Company of at least $5.0 million at or below an effective price per share of $12.00 as adjusted for the Reverse Split (“Reset Price”), subject to further adjustment, the Company will have to issue to each investor in the Private Placement (1) additional shares of Company common stock so that after giving effect to such issuance, the effective price per share of its common stock acquired by such investors in the Private Placement will be equal to the Reset Price and (2) additional Private Placement Warrants covering a number of shares of Company common stock equal to 50% of the shares of its common stock issued pursuant to clause (1) above.

These provisions are not triggered based on the market price of Company common stock, but rather on the issuance by the Company of additional equity securities below an effective price per share of $12.00 as adjusted for the Reverse Split. The contingent issuance of additional common shares as a result of the anti-dilution provisions discussed above represents a market-based contingency that does not become a reality until the Company issues securities in the manner described above. The Company’s anti-dilutive potential common shares include 736,252 shares of common stock issuable upon exercise of the Private Placement Warrants, with an exercise price of $13.00 per share, adjusted for the Reverse Split.

Computation of dilutive common shares

The Company utilizes the treasury stock method described in ASC 260-10-55 to determine the number of treasury shares assumed to be purchased from the proceeds of warrant exercises, with any residual shares representing the incremental common shares to be issued and included in diluted EPS. The Roth Warrant (until exercised), the Private Placement Warrants and the SAR were evaluated for their potentially dilutive effect using the treasury stock method. The Company’s average closing market price of the Company’s common stock for the year ended December 31, 2012 was $15.51 per share. Although the exercise price of the Private Placement Warrants is $13.00 per share, all of the remaining potentially issuable shares of common stock associated with the Private Placement Warrants were determined to be antidilutive due to warrant valuation expenses that are included in the consolidated statement of operating results, but such expenses are required to be excluded from operating results in the fully dilutive computation. Based on the average closing market price of $15.51 per share of the Company’s common stock noted above for the year ended December 31, 2012, and a strike price of $22.07 per share of the SAR granted (as well as certain vesting requirements) in connection with an incentive compensation plan, all potentially issuable shares of Company common stock associated with the SAR were excluded from the diluted EPS calculation. See Note 10, “2012 Incentive compensation plan,” for the details associated with the aforementioned SAR grant.

The Roth Warrant was cashlessly exercised in full on September 1, 2011, for an aggregate of 62,116 shares of common stock based upon the value of the Company’s common stock as determined pursuant to the Roth Warrant. During the year ended December 31, 2012, 13,750 shares of Company common stock were issued as a result of the partial exercise of the Private Placement Warrants. See Note 13, “Stockholders’ equity” for further detail of these transactions.

Due to the Company’s limited trading volume during the year ended December 31, 2011, the Company estimated the average fair value of its common shares using the estimated fair value derived in the periodic valuations of its Private Placement Warrants liability, as described in Note 7, “Fair value of financial instruments.” Based upon an average estimated fair value of $9.55 per share of the Company’s common stock for the year ended December 31, 2011, and an exercise price of $13.00 per share, all of the potentially issuable shares of common stock were excluded from the diluted EPS calculation.